LOANS AND BORROWINGS - Schedule of Loans and Borrowings (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Current
Guaranteed bank loan	$ 533,602	$ 364,457
Financial institution loan	613,833	441,079
Recourse liability	3,978,394	2,397,078
Current loans	5,125,829	3,202,614
Lease liabilities	516,864	226,707
Total current loans and borrowings	5,642,693	3,429,321
Non-current
Guaranteed bank loan	299,802	144,365
Warrants liabilities	70,593	46,518
Lease liabilities	1,397,481	985,879
Total non-current loans and borrowings	1,767,876	1,176,762
Total loans and borrowings	$ 7,410,569	$ 4,606,083